Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Prospectus Date	rr_ProspectusDate	Mar. 31, 2017
Federated Managed Volatility Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated Managed Volatility Strategy Portfolio (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is total return while seeking to provide volatility management. This non-fundamental objective may be changed by the Fund's trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are based on the contractual limitation as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing a majority of its assets in fixed income securities and equity-related securities, including equity linked notes and convertible securities, and overlaying a managed volatility strategy, as described below.

The Fund is used to implement managed volatility investment strategies (SMA Volatility Strategy) for eligible investors in wrap fee, separately managed and other discretionary investment accounts that are advised or sub-advised by Federated Investment Counseling (FIC), a subsidiary of Federated Investors Inc. ("Federated"), or its affiliates, or certain other discretionary managers. The wrap fee, separately managed and other discretionary accounts will invest a majority of its assets in equity securities. Investment decisions for the Fund will be made by the Co-Advisers based on the investment program and activities of the Fund together with the model portfolio for an SMA Volatility Strategy ("SMA Volatility Strategy Model"), which is maintained by the Co-Advisers' affiliate, FIC.

The Fund's Co-Advisers are Federated Global Investment Management Corp. (Fed Global), Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (collectively, the "Co-Advisers" and, in certain contexts, "Adviser"). FEMCOPA is primarily responsible for managing the convertible securities and equity-linked notes and other equity-related hybrid instruments and derivatives contained in the Fund's portfolio. FIMCO is primarily responsible for managing the fixed-income portion of the Fund's portfolio, including fixed income securities and related derivative contracts. Fed Global and FEMCOPA also work collaboratively and are primarily responsible for implementing a managed volatility strategy that involves managing the Fund's use of equity index futures contracts to adjust, using the Fund's portfolio, the expected volatility of the Fund and the SMA Volatility Strategy Model as a whole, to a target annualized volatility. In doing so, Fed Global and FEMCOPA also will monitor and take into account the equity securities maintained in the SMA Volatility Strategy Model that is maintained by their affiliate, FIC. Fed Global and FEMCOPA also are primarily responsible for determining the allocation of the Fund's portfolio between equity-related, fixed income and other investments. Each Co-Adviser also may from time to time consult and work collaboratively with, or be informed by the decisions of or information from, one or both of the other Co-Advisers in connection with making certain investment decisions in regards to the Fund's investment strategies and portfolio, in addition to various compliance, operational and administrative matters. While the Co-Advisers may work collaboratively in connection with the management of the Fund's portfolio as described above, under certain circumstances, such as, for example, when certain personnel at another Co-Adviser are not available, a Co-Adviser may make decisions or otherwise act independently from the other Co-Advisers.

Regarding the Fund's equity-related portfolio, FEMCOPA will make investment decisions for the Fund with respect to its investments in convertible securities and equity-linked notes and other equity-related hybrid instruments and derivatives in relation to the expected volatility of the Fund and the SMA Volatility Strategy Model as a whole, and not solely on the basis of the volatility of the Fund. The overall SMA Volatility Strategy consists of equity and fixed income securities that are believed to have the potential for high total return and moderate income, overlayed with a managed volatility strategy. FEMCOPA's process for selecting equity investments and equity-related securities seeks to identify mature, mid- to large-cap value companies and securities with relatively high dividend yields that are likely to maintain and increase their dividends. FEMCOPA seeks to reduce the downside risk and volatility of the entire Fund and SMA Volatility Strategy Model as a whole, and to purchase undervalued stocks or equity-related investments that may significantly increase in price as the market recognizes the company's true value.

Regarding the Fund's fixed income portfolio, FIMCO selects fixed-income investments that offer high current yields. FIMCO expects that these fixed-income investments will primarily be investment-grade debt issues, domestic noninvestment-grade debt securities (also known as "junk bonds" or "high-yield bonds") and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. FIMCO continuously analyzes a variety of economic and market indicators, considers the expected performance and risks unique to these categories of fixed-income investments, and attempts to strategically allocate among the categories to achieve strong income across changing business cycles. FIMCO does not target an average maturity or duration for the Fund's portfolio and may invest in bonds of any maturity or duration. The Fund may buy or sell foreign currencies or foreign currency futures in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets. When investing in fixed-income securities, the Fund may invest in such securities directly or through investment in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and/or Federated High Yield Bond Portfolio, each a portfolio of Federated Core Trust (each portfolio an "Underlying Fund," and together the "Underlying Funds"). At times the Fund's investment in an Underlying Fund may be a substantial portion of the Fund's portfolio.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that are issued by entities whose activities are sponsored by the federal government but that have no explicit financial support.

Regarding the managed volatility strategy, Fed Global and FEMCOPA will primarily use U.S. equity index futures contracts (a type of derivative) to target an annualized volatility level for both the Fund and the overall SMA Volatility Strategy Model as a whole of approximately 10%, in seeking to achieve the SMA Volatility Strategy's total return objective. To implement this target volatility management strategy, Fed Global and FEMCOPA will monitor the forecasted annual volatility of returns of the entire SMA Volatility Strategy Model and the Fund as a whole, placing greater weight on recent historical data. It is expected that Fed Global and FEMCOPA will take action to manage volatility when the forecasted annualized volatility of the entire SMA Volatility Strategy Model and the Fund as a whole falls outside of a lower (8%) or an upper (12%) band. The Fund generally will represent an allocation of approximately 40-45% of the SMA Volatility Strategy Model, which represents the allocation to fixed income securities, convertible securities, equity-linked notes and other equity-related hybrid instruments and derivatives, including those used to implement the overlayed managed volatility strategy.

The Fund's strategy of managing volatility to a target range seeks to reduce the expected volatility of the entire SMA Volatility Strategy Model and the Fund as a whole in high volatility environments and to increase the expected volatility of the entire SMA Volatility Strategy Model and the Fund as a whole in low volatility environments. Fed Global and FEMCOPA believe that the managed volatility strategy may lead to enhanced returns for investors while dampening large swings in the volatility of the entire SMA Volatility Strategy Model and the Fund as a whole over time. Because the Fund is used to adjust the volatility of the SMA Volatility Strategy Model with equity index futures contracts, the total return of the Fund is expected to enable the SMA Volatility Strategy Model to be more responsive to returns of equities in low volatility environments and less responsive to returns of equities in high volatility environments. To implement this managed volatility strategy, Fed Global and FEMCOPA will buy equity index futures contracts (the "Long Equity Index Futures Positions") in the Fund in order to seek to raise the expected volatility level and sell equity index futures contracts (the "Short Equity Index Futures Positions") to hedge the entire SMA Volatility Strategy Model and the Fund as a whole and lower the expected volatility level. Under normal market conditions, Fed Global and FEMCOPA will seek to manage the Fund's investments in equity index futures contracts such that the notional amount of the Long Equity Index Futures Positions and the Short Equity Index Futures Positions generally range between (+)175% and (-)125% of the Fund's total net assets.

Due to these limitations, market conditions, or other factors, the actual or realized volatility for any particular time may be materially higher or lower than the target level.

Volatility is a statistical measurement of the frequency and level of changes in a portfolio's returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings. The Fund will use Short Equity Index Futures Positions to hedge exposure to long equity positions that are a component of the SMA Volatility Strategy Model. The Fund may use derivative contracts and/or hybrid instruments (including, but not limited to, interest rate futures to manage duration with respect to the Fund's fixed income securities, equity-linked notes and convertible securities) to implement other elements of its investment strategy as more fully described in the Fund's prospectus or SAI. There can be no assurances that the Fund's use of derivative contracts or hybrid instruments will work as intended.

Regarding the composition of the Fund's portfolio, Fed Global and FEMCOPA allocate the Fund's portfolio among fixed-income investments, equity-related securities, including equity linked notes and convertible securities, and derivatives to achieve the Fund's objective in relation to the investment program of the overall SMA Volatility Strategy Model. The initial allocation by Fed Global and FEMCOPA is based on the expectations for the performance and risk of the SMA Volatility Strategy Model while taking into consideration the Fund's objective. Fed Global's and FEMCOPA's managed volatility strategy may cause the effective exposure to the equity asset class to be greater or less than the level of direct investments in equity-related securities. In addition to the other risks of investing in the Fund, the managed volatility strategy will also expose the Fund and investors in an SMA Volatility Strategy to leverage risk and the risks of investing in derivative contracts.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the same risks as the Underlying Funds, which broadly consist of the risks of investing in fixed-income securities, as well as derivative contracts. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity-related investments and Long Equity Index Futures Positions in the Fund's portfolio will fluctuate directionally in a manner similar to the equity markets (and Short Equity Index Futures Positions will fluctuate in the opposite direction), and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
  Risk of Managed Volatility Strategy. There can be no guarantee that the Fund will maintain any target annualized volatility, including that of the entire SMA Volatility Strategy Model and the Fund as a whole. Furthermore, while the volatility management portion of the strategy seeks enhanced returns with more consistent volatility levels over time, attaining and maintaining the target volatility does not ensure that the Fund will deliver enhanced returns. The managed volatility strategy may expose the Fund and investors in an SMA Volatility Strategy to losses (some of which may be sudden) that it or such investors would not have otherwise been exposed if the Fund's investment program consisted only of holding securities directly, and if the Fund's investments in Long and Short Equity Index Futures Positions were based solely on the Co-Adviser's evaluation of the volatility of the Fund (and not the entire SMA Volatility Strategy Model and the Fund as a whole). The value of the Long Equity Index Futures Positions may decline in value due to a decline in the level of the underlying equity index, while the value of the Short Equity Index Futures Position may decline in value due to an increase in the level of the underlying equity index.
The Fund will use Short Equity Index Futures Positions to hedge the long equity exposure that is a component of the SMA Volatility Strategy Model (i.e., the equity securities held directly in the SMA Volatility Strategy Model, and not the Fund). The Fund's losses on a Short Equity Index Futures Position could theoretically be unlimited as there is no limit as to how high the underlying equity index can appreciate in value. However, such losses would tend to be offset by the appreciation of the equity-related holdings in the Fund or the equity holdings in the SMA Volatility Strategy Model. The use by the Fund of Short Equity Index Futures Positions to hedge long exposure and manage volatility in relation to the investment program of the SMA Volatility Strategy Model may not be successful.

Additionally, the Long Equity Index Futures Positions are not being held to hedge the value of the Fund's direct investments in equity-related securities or the SMA Volatility Strategy Model's direct investments in equity securities and, as a result, these futures contracts may decline in value at the same time as the Fund's direct investments in equity-related securities or the SMA Volatility Strategy Model's direct investments in equity securities. The Fund's managed volatility strategy also exposes shareholders (and investors in an SMA Volatility Strategy) to leverage risk and the risks of investing in derivative contracts.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation issues, increased potential for losses and/or costs to the Fund and/or an Underlying Fund, and a potential reduction in gains to the Fund and/or an Underlying Fund. Each of these issues is described in greater detail in the Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in the Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund and/or an Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's and/or an Underlying Fund's risk of loss and potential for gain.
  Counterparty Credit Risk. Counterparty credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund and/or an Underlying Fund may fail to meet its obligations. This could cause the Fund and/or an Underlying Fund to lose the benefit of the transaction or prevent the Fund and/or an Underlying Fund from selling or buying other securities to implement its investment strategy.
  Asset Allocation Risk. The Fund intends to invest in a diversified mix of asset classes to seek to manage its investment risk. The Fund's investment results will suffer if it increases allocations to a particular asset class and such asset class decreases in market value, or if it reduces allocations to a particular asset class and such asset class increases in value. This risk is in addition to the market risks associated with each of the Fund's investments. In certain conditions, the Fund may employ risk management strategies. No risk management strategies can eliminate the Fund's exposure to adverse events; at best, they can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund's investment program. There can be no guarantee that the Adviser will be successful in their attempts to manage the risk exposure of the Fund.
  Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Trading opportunities are more limited for collateralized mortgage obligations that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund and/or an Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's and/or an Underlying Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade (which are also known as junk bonds), may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. The value of the Fund's and/or an Underlying Fund's portfolio may decline in tandem with a drop in the overall value of the stock market. Economic and financial conditions may from time to time, and for varying periods of time, cause volatility, illiquidity, shareholder redemptions, political and/or other potentially adverse effects in the financial markets. Among other investments, lower grade bonds are sensitive to changes in the economy.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund and/or Underlying Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Risk of Foreign Investing. Because the Fund and/or an Underlying Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Risk of Investing in Emerging Markets Countries. Securities issued or traded in emerging markets, including frontier markets, generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation or, in certain instances, reversion to closed market, centrally-planned economies. These same risks exist and may be greater in frontier markets.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund and/or and Underlying Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's and/or an Underlying Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchanged traded) that has the same investment objectives, strategies and policies. ETFs may also be subject to risks that do not apply to conventional funds, such as the market price of an ETF's shares may trade above or below their net asset value.
  Sector Risk. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's and/or an Underlying Fund's portfolio holdings, its share price and its performance.
  Share Ownership Concentration Risk. A majority of an Underlying Portfolio's Shares may be held by other mutual funds advised by a Co-Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of an Underlying Portfolio simultaneously or within a short period of time of one another in order to execute their asset allocation strategies which could have adverse consequences for the Underlying Portfolio and other shareholders.
  Technology Risk. The Co-Advisers use various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issues of portfolio securities.  This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issues of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section of FederatedInvestors.com or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the Fund's total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Managed Volatility Strategy Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund's highest quarterly return was 4.39% (quarter ended December 31, 2016). Its lowest quarterly return was (11.51%) (quarter ended September 30, 2015).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.

(For the Period Ended December 31, 2016)
Federated Managed Volatility Strategy Portfolio | Federated Managed Volatility Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	12.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.07%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(12.97%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.10%	[2]
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	57
10 Years	rr_ExpenseExampleYear10	$ 128
2015	rr_AnnualReturn2015	(13.68%)
2016	rr_AnnualReturn2016	6.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.51%)
1 Year	rr_AverageAnnualReturnYear01	6.42%
Start of Performance	rr_AverageAnnualReturnSinceInception	(2.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Federated Managed Volatility Strategy Portfolio | Return After Taxes on Distributions | Federated Managed Volatility Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.38%
Start of Performance	rr_AverageAnnualReturnSinceInception	(4.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Federated Managed Volatility Strategy Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Federated Managed Volatility Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.58%
Start of Performance	rr_AverageAnnualReturnSinceInception	(2.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Federated Managed Volatility Strategy Portfolio | Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[3]
Start of Performance	rr_AverageAnnualReturnSinceInception	8.69%	[3]

[1]	The Co-Advisers will not charge a fee for their advisory services to the Fund. The Co-Advisers have contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired Fund Fees and Expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. Shareholders must approve any change to the contractual reimbursements. Investors should carefully consider the separate fees charged in connection with investment in the Fund.
[2]	The Fund had invested in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II. L.P., which was a limited partnership established under the laws of the state of Delaware. The Fund recorded daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Such expenses were treated as Acquired Fund Fees and Expenses.
[3]	The Standard & Poor's 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.